Credit Facilities and Lease Obligations - Maturity Schedule (Details) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 27, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings				$ 0
Initial Term Loan
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings	$ 47,000,000.0	$ 1,500,000	$ 875,000		$ 875,000
Initial Term Loan | Cost
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings					295,400,000
Initial Term Loan | Cost | 2022
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings					0
Initial Term Loan | Cost | 2023
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings					0
Initial Term Loan | Cost | 2024
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings					0
Initial Term Loan | Cost | 2025
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings					295,400,000
Initial Term Loan | Cost | 2026
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings					0
Second Incremental Term Loan | Cost
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings					365,000,000.0
Second Incremental Term Loan | Cost | 2022
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings					18,250,000
Second Incremental Term Loan | Cost | 2023
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings					18,250,000
Second Incremental Term Loan | Cost | 2024
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings					18,250,000
Second Incremental Term Loan | Cost | 2025
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings					18,250,000
Second Incremental Term Loan | Cost | 2026
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings					292,000,000.0
Second Incremental Term Loan | Cost | Thereafter
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings					$ 0